Document and Entity Information	Dec. 18, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	PEAPACK-GLADSTONE FINANCIAL CORP
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-16197
Entity Tax Identification Number	22-3537895
Entity Address, Address Line One	500 Hills Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07921
City Area Code	908
Local Phone Number	234-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001050743
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PGC
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed on December 18, 2025 (the “Original Filing”) by Peapack-Gladstone Financial Corporation (the “Company”). The Original Filing reported, among other items, the appointments of Diane D’Erasmo and Ellen C. Walsh to the Company’s Board of Directors (the “Board”). At the time of the Original Filing, the Board had not made any determinations regarding committee assignments for Ms. D’Erasmo and Ms. Walsh. The Company hereby amends the Original Filing to include information on the committee assignments in Item 5.02 below. Other than providing the additional information in Item 5.02 below, no other disclosure in the Original Filing is amended by this Form 8-K/A.